FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Non Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Non Derivative Financial Instruments
Partnership liability		$ 436	$ 445
East Tank Farm Development | Fort McKay First Nation and the Mikisew Cree First Nation Partnership
Non Derivative Financial Instruments
Percentage of ownership interest acquired	49
Fixed term debt
Non Derivative Financial Instruments
Borrowings excluding short term debt		14,200	15,200
Fair value of fixed term debt		$ 17,400	$ 18,800